Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024		Apr. 30, 2024		Jan. 31, 2024		Oct. 31, 2023		Jul. 31, 2023		Apr. 30, 2023		Jan. 31, 2023		Oct. 31, 2022		Jul. 31, 2022		May 25, 2022		Apr. 30, 2022	Oct. 31, 2021		Sep. 30, 2021	Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018		Dec. 27, 2017	Oct. 31, 2017		Oct. 31, 2016		Oct. 31, 2015		Oct. 31, 2014
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 10,683.34	$ 10,525.53		$ 10,272.90		$ 10,275.28		$ 9,896.06		$ 9,866.23		$ 9,800.29		$ 9,751.10		$ 9,499.39		$ 9,742.46		$ 9,775.17
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 10,730.90	10,592.96		10,347.42		10,380.13		10,015.91		10,004.57		9,956.51		9,924.72		9,686.78		9,952.62		10,000.00
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,052.45	10,887.66		10,603.40		10,593.98		10,202.02		10,148.96		10,069.46		10,007.82		9,738.28		9,975.00		10,000.00
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,071.79	10,893.68		10,618.13		10,606.82		10,201.89		10,157.55		10,076.23		10,012.75		9,741.35		9,976.27		10,000.00
PGIM ESG Total Return Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 9,079.61			8,593.37				8,080.55				8,531.32				7,943.36						$ 8,695.13	$ 9,688.14		$ 9,674.92
PGIM ESG Total Return Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 9,156.79			8,709.51				8,220.14				8,711.60				8,141.24						8,947.81	10,006.86		10,000.00
PGIM ESG Total Return Bond Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 9,460.26			8,941.53				8,396.83				8,853.23				8,232.15						8,999.89	10,016.11		10,000.00
PGIM ESG Total Return Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 9,492.92			8,967.88				8,417.38				8,870.43				8,244.03						9,007.32	10,016.99		10,000.00
PGIM Short Duration Multi-Sector Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 12,239.00							11,303.59								10,732.68							11,538.56			$ 11,342.48		$ 11,096.19		$ 10,467.67			$ 10,417.31		$ 10,139.42		$ 9,843.71		$ 9,774.96
PGIM Short Duration Multi-Sector Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 11,558.80							10,755.20								10,311.73							11,180.54			11,079.61		10,933.33		10,388.81			10,430.53		10,228.33		9,994.23		10,000.00
PGIM Short Duration Multi-Sector Bond Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,907.15							11,879.58								11,251.20							12,073.61			11,837.01		11,548.34		10,854.31			10,779.41		10,434.67		10,094.98		10,000.00
PGIM Short Duration Multi-Sector Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,938.94							11,898.91								11,274.29							12,079.87			11,835.16		11,538.47		10,832.39			10,749.01		10,436.24		10,095.86		10,000.00
PGIM Total Return Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 11,781.67							10,493.56								10,277.24							12,511.71			12,358.71		11,811.75		10,478.08			10,698.54		10,365.09		9,810.37		9,675.26
PGIM Total Return Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 11,312.97							10,149.42								10,022.48							12,285.09			12,221.79		11,772.27		10,518.34			10,819.90		10,561.02		10,070.56		10,000.00
PGIM Total Return Bond Fund Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,876.63							10,606.09								10,421.95							12,713.95			12,589.54		12,062.42		10,729.22			10,981.97		10,666.67		10,121.99		10,000.00
PGIM Total Return Bond Fund Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,498.49							11,109.12								10,861.19							13,176.45			12,980.71		12,371.85		10,950.87			11,145.98		10,777.59		10,173.19		10,000.00
PGIM Total Return Bond Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 10,841.96							9,667.67								9,489.51							11,556.77			11,430.60		10,945.55		9,720.79		$ 10,000.00
PGIM Total Return Bond Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 11,029.05							9,810.04								9,605.16							11,668.26			11,519.98		10,996.17		9,740.99		10,000.00
PGIM Total Return Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,624.55							11,201.26								10,940.05							13,265.63			13,055.42		12,430.96		10,985.63			11,178.07		10,799.55		10,185.32		10,000.01
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,266.287499129918 [1]	10,241.113260772734	[1]	9,748.2109974257764	[1]	10,051.327474892538	[1]	9,286.8697699411041	[1]	9,744.0619099851137	[1]	9,893.4756765544844	[1]	9,844.8054823907823	[1]	9,253.9101652649515	[1]	10,083.634414117376	[1]	10,000	[1]	$ 9,050.6866650250086	12,393.188039592756	[1]	$ 10,000	12,452.726889878981	[1]	11,727.130974948208	[1]	10,516.740366403918	[1]	$ 10,000	10,737.207833240949	[1]	10,641.187618460293	[1]	10,195.620130567857	[1]	10,000	[1]
Bloomberg US Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit 1-3 Year Index
Account Value	$ 10,716.054756675267	$ 10,591.621386323375		$ 10,334.19891326825		$ 10,365.419831289222		$ 10,086.00762511728		$ 10,023.565789093051		$ 10,053.210651141784		$ 9,949.3410585085421		$ 9,770.721383324104		$ 9,981.7627810651156		$ 10,000			$ 11,188.617394366203			$ 11,194.012769061139		$ 10,827.536030476176		$ 10,322.823252417256			$ 10,287.916813128573		$ 10,219.003163650927		$ 10,087.061727983279		$ 10,000

[1]	The Fund has added this broad-based index in response to new regulatory requirements.